POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (93)
Remeasurements, recognized in other comprehensive income and equity	140	$ 209
Contributions by employees	25	25
Contributions by employer	0	5
Plan assets, end of year	(93)	(93)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	175
Interest income	10	8
Remeasurements, recognized in other comprehensive income and equity	26	101
Administrative expenses paid from plan assets	(3)	(3)
Plan assets, end of year	212	175
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	2,385	2,339
Interest income	117	110
Remeasurements, recognized in other comprehensive income and equity	26	101
Contributions by employees	25	25
Contributions by employer	0	5
Benefits paid	(41)	(51)
Impact of annuitization	0	(141)
Plan assets acquired in MLSE Transaction	5	0
Administrative expenses paid from plan assets	(3)	(3)
Plan assets, end of year	$ 2,514	$ 2,385